Net profit/(loss) per share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted Stock [Member]
Antidiluted securities	0	1,347,076	11,273,390